Derivative Financial Instruments – Consolidated - Schedule of Comparison Between the Cost and Fair Value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Swap [Member]
Assets
Cost	R$ 324,639	R$ 92,355
Unrealized gains/ (losses)	548,217	747,151
Credit valuation adjustment	(3,624)	(4,762)
Fair value	869,232	834,744
Liabilities
Cost	(431,095)	(311,850)
Unrealized gains/ (losses)	166,859	141,107
Credit valuation adjustment		326
Fair value	(264,236)	(170,417)
NDF [Member]
Assets
Cost	30,113	197,560
Unrealized gains/ (losses)	2,530	(44)
Credit valuation adjustment	(91)	(1,159)
Fair value	32,552	196,357
Liabilities
Cost	(45,591)	(107,034)
Unrealized gains/ (losses)	(726)	(181)
Credit valuation adjustment		97
Fair value	(46,317)	(107,118)
Options [Member]
Assets
Cost	100,008	10,771
Unrealized gains/ (losses)	6,697	8,213
Credit valuation adjustment	(466)	(167)
Fair value	106,239	18,817
Liabilities
Cost	(5,278)	(14,343)
Unrealized gains/ (losses)	756	(3,496)
Credit valuation adjustment		2
Fair value	(4,522)	(17,837)
Futures [Member]
Assets
Cost	15,326	21,272
Unrealized gains/ (losses)
Credit valuation adjustment
Fair value	15,326	21,272
Liabilities
Cost	(29,376)	(21,943)
Unrealized gains/ (losses)
Credit valuation adjustment
Fair value	(29,376)	(21,943)
Total Assets [Member]
Assets
Cost	470,086	321,958
Unrealized gains/ (losses)	557,444	755,320
Credit valuation adjustment	(4,181)	(6,088)
Fair value	1,023,349	1,071,190
Total Liabilities [Member]
Liabilities
Cost	(511,340)	(455,170)
Unrealized gains/ (losses)	166,889	137,430
Credit valuation adjustment		425
Fair value	R$ (344,451)	R$ (317,315)